The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Asset Management Fund (BTBFX)

Boston Trust Equity Fund (BTEFX)

Boston Trust Midcap Fund (BTMFX)

Boston Trust SMID Cap Fund (BTSMX)

Boston Trust Small Cap Fund (BOSOX)

Walden Asset Management Fund (WSBFX)

Walden Equity Fund (WSEFX)

Walden Midcap Fund (WAMFX)

Walden SMID Cap Innovations Fund (WASMX)

Walden Small Cap Innovations Fund (WASOX)

Supplement dated October 9, 2014 to the

Prospectus dated August 1, 2014

Effective immediately, the “Fees and Expenses of the Fund” table appearing on page 1 of  the Prospectus of the Boston Trust Asset Management Fund, is restated as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Asset Management Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses(1)	0.18%
Total Annual Fund Operating Expenses	0.93%

(1)         Boston Trust Investment Management, Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/ or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2015 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Effective immediately, the “Fees and Expenses of the Fund” table appearing on page 3 of the Prospectus of the Boston Trust Equity Fund, is restated as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Equity Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses:
Recoupment(1)	0.02%
Other Operating Expenses	0.19%
Total Annual Fund Operating Expenses	0.96%

(1)         Boston Trust Investment Management, Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/ or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2015 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Please retain this supplement for future reference.

The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Asset Management Fund (BTBFX)

Boston Trust Equity Fund (BTEFX)

Boston Trust Midcap Fund (BTMFX)

Boston Trust SMID Cap Fund (BTSMX)

Boston Trust Small Cap Fund (BOSOX)

Walden Asset Management Fund (WSBFX)

Walden Equity Fund (WSEFX)

Walden Midcap Fund (WAMFX)

Walden SMID Cap Innovations Fund (WASMX)

Walden Small Cap Innovations Fund (WASOX)

Supplement dated October 9, 2014 to the

Statement of Additional Information (“SAI”) dated August 1, 2014

Effective October 15, 2014, the “Officers Who Are Not Trustees” Table appearing on page 13 of the Statement of Additional Information for all Funds, is restated as follows:

POSITION(S)
NAME, ADDRESS AND	HELD WITH	TERM OF OFFICE* AND	PRINCIPAL OCCUPATION(S) DURING PAST FIVE
DATE OF BIRTH	THE FUNDS	LENGTH OF TIME SERVED	YEARS

Jennifer Ellis One Beacon Street, 33rd Floor Boston, MA 02108 Date of Birth: 7/29/1972	Treasurer	Indefinite; Since May, 2011

Chief Financial Officer/Treasurer, Boston Trust & Investment Management Company, May 2011 to present; Finance Director, Bain Capital, June 2008 to May 2010; Vice-President of Finance, Vesbridge Partners, June 2004 to present

Curtis Barnes 100 Summer Street Boston, MA 02110 Date of Birth: 9/24/1953	Secretary	Indefinite; Since May, 2007	Senior Vice President, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.), August, 2007 to present.

Fredrick J. Schmidt 3435 Stelzer Road Columbus, Ohio 43219 Date of Birth: 7/10/1959	Chief Compliance Officer	Indefinite; Since October, 2014	Director, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.), May 2004 to present.

*Officers hold their positions until a successor has been duly elected and qualified.

Please retain this supplement for future reference.